Income Tax And Social Contribution - Summary of Tax Effective Rate (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Tax Effective Rate [Line Items]
Profit (loss) before income taxes	R$ 271,814	R$ 257,842	R$ 212,600
Combined statutory income taxes rate - %	34.00%	34.00%	34.00%
Income tax benefit (expense) at statutory rates	R$ (92,417)	R$ (87,666)	R$ (72,284)
Reconciliation adjustments:
Expenses not detuctible	(214)	(392)	(93)
Tax benefits	282	825	440
Share based payments	(297)	(371)	0
Effect of presumed profit of subsidiaries and offshore subsidiaries	40,220	38,279	28,435
Other additions (exclusions), net	13	98	56
Income taxes expenses	(52,413)	(49,227)	(43,446)
Current	(53,144)	(56,770)	(42,666)
Deferred	R$ 731	R$ 7,543	R$ (780)
Effective rate	19.00%	19.00%	20.00%